Trade and other receivables - Provision matrix (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables
Trade and other receivables	€ 12,873	€ 14,101
Expected loss	20.10%	18.30%
Gross carrying amount
Trade and other receivables
Trade and other receivables	€ 16,119	€ 17,251
Accumulated impairment
Trade and other receivables
Trade and other receivables	(3,246)	(3,150)
Eni gas e luce customers
Trade and other receivables
Trade and other receivables	€ 1,439	€ 1,517
Expected loss	31.60%	36.10%
Eni gas e luce customers | Not-past due
Trade and other receivables
Trade and other receivables	€ 1,144	€ 1,211
Expected loss	1.40%	1.60%
Eni gas e luce customers | from 0 to 3 months
Trade and other receivables
Trade and other receivables	€ 110	€ 76
Expected loss	19.70%	19.10%
Eni gas e luce customers | from 3 to 6 months
Trade and other receivables
Trade and other receivables	€ 39	€ 30
Expected loss	40.00%	37.50%
Eni gas e luce customers | from 6 to 12 months
Trade and other receivables
Trade and other receivables	€ 53	€ 39
Expected loss	48.00%	58.90%
Eni gas e luce customers | over 12 months
Trade and other receivables
Trade and other receivables	€ 93	€ 161
Expected loss	85.50%	82.20%
Eni gas e luce customers | Gross carrying amount
Trade and other receivables
Trade and other receivables	€ 2,105	€ 2,374
Eni gas e luce customers | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	1,160	1,231
Eni gas e luce customers | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	137	94
Eni gas e luce customers | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	65	48
Eni gas e luce customers | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	102	95
Eni gas e luce customers | Gross carrying amount | over 12 months
Trade and other receivables
Trade and other receivables	641	906
Eni gas e luce customers | Accumulated impairment
Trade and other receivables
Trade and other receivables	(666)	(857)
Eni gas e luce customers | Accumulated impairment | Not-past due
Trade and other receivables
Trade and other receivables	(16)	(20)
Eni gas e luce customers | Accumulated impairment | from 0 to 3 months
Trade and other receivables
Trade and other receivables	(27)	(18)
Eni gas e luce customers | Accumulated impairment | from 3 to 6 months
Trade and other receivables
Trade and other receivables	(26)	(18)
Eni gas e luce customers | Accumulated impairment | from 6 to 12 months
Trade and other receivables
Trade and other receivables	(49)	(56)
Eni gas e luce customers | Accumulated impairment | over 12 months
Trade and other receivables
Trade and other receivables	(548)	(745)
Eni gas e luce customers | Retail customer | Gross carrying amount
Trade and other receivables
Trade and other receivables	1,618	1,276
Eni gas e luce customers | Retail customer | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	991	575
Eni gas e luce customers | Retail customer | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	105	49
Eni gas e luce customers | Retail customer | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	60	34
Eni gas e luce customers | Retail customer | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	86	64
Eni gas e luce customers | Retail customer | Gross carrying amount | over 12 months
Trade and other receivables
Trade and other receivables	376	554
Eni gas e luce customers | Middle customer | Gross carrying amount
Trade and other receivables
Trade and other receivables	403	883
Eni gas e luce customers | Middle customer | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	93	449
Eni gas e luce customers | Middle customer | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	29	43
Eni gas e luce customers | Middle customer | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	4	13
Eni gas e luce customers | Middle customer | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	14	29
Eni gas e luce customers | Middle customer | Gross carrying amount | over 12 months
Trade and other receivables
Trade and other receivables	263	349
Eni gas e luce customers | Other customers | Gross carrying amount
Trade and other receivables
Trade and other receivables	84	215
Eni gas e luce customers | Other customers | Gross carrying amount | Not-past due
Trade and other receivables
Trade and other receivables	76	207
Eni gas e luce customers | Other customers | Gross carrying amount | from 0 to 3 months
Trade and other receivables
Trade and other receivables	3	2
Eni gas e luce customers | Other customers | Gross carrying amount | from 3 to 6 months
Trade and other receivables
Trade and other receivables	1	1
Eni gas e luce customers | Other customers | Gross carrying amount | from 6 to 12 months
Trade and other receivables
Trade and other receivables	2	2
Eni gas e luce customers | Other customers | Gross carrying amount | over 12 months
Trade and other receivables
Trade and other receivables	€ 2	€ 3